Ordinary Shares (Details)						12 Months Ended
		Oct. 27, 2025 shares	Oct. 17, 2025 USD ($) $ / shares shares	Oct. 06, 2025 $ / shares shares	Sep. 05, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) shares		Jun. 05, 2025 $ / shares shares	Dec. 31, 2022 shares	[1]
Ordinary shares [Line Items]
Ordinary shares issued					18,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00001		$ 0.00001
Ordinary shares outstanding						21,950,000		18,000,000
Exercise of option issued additional ordinary shares					12,000,000
Proceeds from Issuance Initial Public Offering (in Dollars) | $			$ 5,750,000			$ 5,000,000
Grantees approved			4
2025 Equity Incentive Plan [Member] | Restricted Shares [Member]
Ordinary shares [Line Items]
Shares granted			2,512,500
Ordinary Shares [Member]
Ordinary shares [Line Items]
Ordinary shares issued					18,000,000	21,950,000		18,000,000				30,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.00001
Ordinary shares outstanding					18,000,000	21,950,000	[1]	18,000,000	[1]	18,000,000	[1]		18,000,000
Issuance of IPO		2,512,500		1,250,000		1,250,000	[1]
Exercised over-allotment option	[1]					187,500
Initial Public Offering [Member] | Ordinary Shares [Member]
Ordinary shares [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 4	$ 4
Exercised over-allotment option			187,500
Exercise of option issued additional ordinary shares			187,500
Initial Public Offering [Member] | Minimum [Member]
Ordinary shares [Line Items]
Shares sold under IPO			1,250,000
Initial Public Offering [Member] | Maximum [Member]
Ordinary shares [Line Items]
Shares sold under IPO			1,437,500

[1]	The share and per share information are presented on a retrospective basis to reflect the Reorganization and Share Surrender (collectively “Recapitalization”) completed on June 5, 2025 and September 5, 2025, respectively. (Note 1 (b))